CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative adjustment	Accumulated deficit	Cumulative adjustment	Total
Balance, beginning of period at Dec. 31, 2018	¥ 100	¥ 245,000	¥ (3,000)	¥ 363,267	¥ (278)		¥ (722,644)		¥ (117,555)
Balance, beginning of period (in shares) at Dec. 31, 2018	1	3,765,000	92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock		¥ 350,000		350,000					700,000
Issuance of common stock (in shares)		350,000
Net (loss) income attributable to shareholders of the Company							17,335		17,335
Foreign currency translation adjustments					¥ 278				278
Balance, end of period at Dec. 31, 2019	¥ 100	¥ 595,000	¥ (3,000)	713,267		¥ (458,823)	(705,309)		600,058
Balance, end of period (in shares) at Dec. 31, 2019	1	4,115,000	92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock		¥ 584,313		304,879					889,192
Issuance of common stock (in shares)		800,000
Net (loss) income attributable to shareholders of the Company							(539,170)		(539,170)
Balance, end of period at Dec. 31, 2020	¥ 100	¥ 1,179,313	¥ (3,000)	1,018,146		¥ (458,823)	(1,703,302)	¥ (458,823)	491,257
Balance, end of period (in shares) at Dec. 31, 2020	1	4,915,000	92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock		¥ 43,821		43,821					87,642
Issuance of common stock (in shares)		60,000
Net (loss) income attributable to shareholders of the Company							(990,731)		(990,731)
Stock-based compensation				196,853					196,853
Vesting of option purchase consideration (Note 10)				6,636					6,636
Balance, end of period at Dec. 31, 2021	¥ 100	¥ 1,223,134	¥ (3,000)	¥ 1,265,456			¥ (2,694,033)		¥ (208,343)
Balance, end of period (in shares) at Dec. 31, 2021	1	4,975,000	92,500